Leases	6 Months Ended
Mar. 31, 2026
Leases
Leases
10.	Leases

Leases as lessee

The Group leases several assets including an office building and IT equipment. The average lease term for buildings is 5 years and for IT equipment is 3 years. Information about leases for which the Group is a lessee is presented below.

The Group leases a building and IT equipment which is a short term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases. The Group’s commitment for short-term leases at March 31, 2026 is not material.

10.	Leases (continued)

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$’000	$’000	$’000
Cost
At 1 October 2025	1,100	79	1,179
Additions	1,556	—	1,556
Modifications	21	—	21
Disposals	—	—	—
Foreign exchange on translation	(2)	—	(2)
At 31 March 2026	2,675	79	2,754
Depreciation
At 1 October 2025	(558)	(26)	(584)
Charge	(361)	(17)	(378)
Disposals	—	—	—
Foreign exchange on translation	(1)	(20)	(21)
At 31 March 2026	(920)	(63)	(983)
Net Book Value
At 31 March 2025	542	53	595
At 31 March 2026	1,755	16	1,771

Lease liability

	31 March	30 September
	2026	2025
	$’000	$’000
Current liabilities
Lease liabilities	1,032	265

Non-current liabilities
Lease liabilities	1,140	454
	2,172	719

Amounts recognised in profit or loss

	31 March	31 March
	2026	2025
	$’000	$’000
Depreciation expense on right of use assets	378	148
Interest on lease liabilities	46	26
Total	424	174

Amounts recognised in statement of cash flows

	31 March	31 March
	2026	2025
	$’000	$’000

Total cash outflow for leases	468	174